Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of entity's operating segments [Abstract]
Disclosure of Operating Segments	RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENT AND BALANCE SHEET

	SA Rand
Figures in million	2021	2020	2019
Reconciliation of production profit to consolidated profit/(loss) before taxation
Revenue per segment report	40 698	28 307	26 146
Revenue per income statement	41 733	29 245	26 912
Other metal sales treated as by-product credits in the segment report	(1 035)	(938)	(766)
Production costs per segment report	(28 739)	(21 110)	(19 558)
Production costs per income statement	(29 774)	(22 048)	(20 324)
Other metal sales treated as by-product credits in the segment report	1 035	938	766

Production profit per segment report	11 959	7 197	6 588
Cost of sales items other than production costs	(5 715)	(3 860)	(8 545)
Amortisation and depreciation of mining assets	(3 777)	(3 409)	(3 961)
Amortisation and depreciation of assets other than mining assets	(98)	(99)	(93)
Rehabilitation expenditure	(135)	(47)	(33)
Care and maintenance cost of restructured shafts	(144)	(146)	(134)
Employment termination and restructuring costs	(332)	(40)	(242)
Share-based payments	(114)	(130)	(155)
Impairment of assets	(1 124)	—	(3 898)
Other	9	11	(29)

Gross profit/(loss)	6 244	3 337	(1 957)
Corporate, administration and other expenditure	(1 068)	(611)	(731)
Exploration expenditure	(177)	(205)	(148)
Gains/(losses) on derivatives	1 022	(1 678)	484
Foreign exchange translation gain/(loss)	670	(892)	(86)
Other operating expenses	(241)	(309)	(100)

Operating profit/(loss)	6 450	(358)	(2 538)
Gain on bargain purchase	303	—	—
Acquisition-related costs	(124)	(45)	—
Share of profit from associate	83	94	59
Investment income	331	375	308
Finance costs	(661)	(661)	(575)

Profit/(loss) before taxation	6 382	(595)	(2 746)
42     RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENTS AND BALANCE SHEETS continued

	SA Rand
Figures in million	2021	2020	2019
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets
Property, plant and equipment not allocated to a segment	6 741	7 116	6 604
Mining assets (a)	757	1 062	989
Undeveloped property (b)	3 989	4 025	3 965
Other non-mining assets	411	115	115
Assets under construction (c)	1 584	1 914	1 535
Intangible assets	365	536	533
Restricted cash and investments	5 232	3 642	3 393
Investments in associates	126	146	110
Deferred tax assets	272	531	1
Other non-current assets	332	435	376
Derivative financial assets	328	50	197
Current assets
Inventories	2 542	2 421	1 967
Restricted cash and investments	67	62	44
Trade and other receivables	1 652	1 308	1 064
Derivative financial assets	1 471	18	309
Cash and cash equivalents	2 819	6 357	993
	21 947	22 622	15 591

(a)    These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One Plant.

(b)    Undeveloped properties comprise of the Target North property as well as Wafi-Golpu’s undeveloped properties.

(c)    Assets under construction consist of the Wafi-Golpu assets.